12 Months Ended
May. 01, 2015

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED AUGUST 7, 2015

TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO,

CLASS I

DATED MAY 1, 2015

The following replaces the fee table and footnotes and expense example in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund" in order to disclose a lower expense limitation for Class I shares of the fund, which will take effect as of September 1, 2015.

Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	N/A
Maximum deferred sales charge (load)	N/A

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.45
Distribution and/or service (12b-1) fees	None
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.71
Other expenses	0.04
Total annual fund operating expenses[1]	1.20
Fees waived and/or expenses reimbursed[2]	(0.15)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.05

[1]
Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratio in the financial highlights tables reflects the fund's operating expenses and does not include acquired fund fees and expenses.

[2]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses will not exceed 1.05% for Class I shares, subject to recapture as described below. This arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in Class I shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class I (with or without redemption at end of period)	107	366	645	1,441